Details of Significant Accounts - Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	$ 2,816	$ 84,234	$ 85,337